Changes in deferred acquisition cost (insurance assets) (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Technical Insurance Provision And Pension Plans
Opening Balance on January 1	R$ 1,020,567	R$ 983,999
Additions	1,776,681	1,335,881
Amortizations	(1,682,121)	(1,299,313)
Closing balance on December 31	R$ 1,115,127	R$ 1,020,567